Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	1.244%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,473,957.13

Principal:
Principal Collections	$17,211,398.30
Prepayments in Full	$8,213,601.96
Liquidation Proceeds	$295,849.49
Recoveries	$54,795.88
Sub Total	$25,775,645.63
Collections	$27,249,602.76

Purchase Amounts:
Purchase Amounts Related to Principal	$403,660.30
Purchase Amounts Related to Interest	$2,196.69
Sub Total	$405,856.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,655,459.75

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,655,459.75
Servicing Fee	$463,558.47	$463,558.47	$0.00	$0.00	$27,191,901.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,191,901.28
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,191,901.28
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,191,901.28
Interest - Class A-3 Notes	$325,116.32	$325,116.32	$0.00	$0.00	$26,866,784.96
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$26,714,018.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,714,018.96
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$26,633,867.79
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,633,867.79
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$26,575,952.79
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,575,952.79
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$26,504,875.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,504,875.29
Regular Principal Payment	$24,761,404.48	$24,761,404.48	$0.00	$0.00	$1,743,470.81
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,743,470.81
Residual Released to Depositor	$0.00	$1,743,470.81	$0.00	$0.00	$0.00
Total		$27,655,459.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,761,404.48
Total					$24,761,404.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,761,404.48	$51.27	$325,116.32	$0.67	$25,086,520.80	$51.94
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$24,761,404.48	$15.37	$687,025.99	$0.43	$25,448,430.47	$15.80

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$304,796,545.77	0.6310487	$280,035,141.29	0.5797829
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$527,136,545.77	0.3272230	$502,375,141.29	0.3118522

Pool Information
Weighted Average APR	3.443%	3.437%
Weighted Average Remaining Term	34.39	33.57
Number of Receivables Outstanding	39,375	38,394
Pool Balance	$556,270,158.00	$529,826,292.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$527,136,545.77	$502,375,141.29
Pool Factor	0.3332160	0.3173756

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$27,451,151.70
Targeted Overcollateralization Amount	$27,451,151.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$27,451,151.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		104	$319,354.96
(Recoveries)		90	$54,795.88
Net Loss for Current Collection Period			$264,559.08
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5707%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0439%
Second Prior Collection Period			0.4791%
Prior Collection Period			0.8269%
Current Collection Period			0.5846%
Four Month Average (Current and Prior Three Collection Periods)			0.7336%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,927	$10,341,600.30
(Cumulative Recoveries)			$1,092,520.54
Cumulative Net Loss for All Collection Periods			$9,249,079.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5540%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,633.46
Average Net Loss for Receivables that have experienced a Realized Loss			$2,355.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.43%	444	$7,580,139.76
61-90 Days Delinquent	0.17%	48	$923,514.62
91-120 Days Delinquent	0.04%	10	$236,914.14
Over 120 Days Delinquent	0.13%	40	$666,169.08
Total Delinquent Receivables	1.78%	542	$9,406,737.60

Repossession Inventory:
Repossessed in the Current Collection Period		17	$399,867.63
Total Repossessed Inventory		34	$758,957.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2962%
Prior Collection Period			0.2387%
Current Collection Period			0.2552%
Three Month Average			0.2634%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer